Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
As per 1 January 2017	$ 586	$ 744
Change in fair value of hedging instrument recognized in OCI	358	(83)
Reclassified to profit or loss / cost of inventory	(452)	(75)
Deferred tax	2
As per 31 December 2017	494	586
Foreign currency futures [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January 2017	559	540
Change in fair value of hedging instrument recognized in OCI	262	(61)
Reclassified to profit or loss / cost of inventory	(341)	80
As per 31 December 2017	480	559
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January 2017	(20)	204
Change in fair value of hedging instrument recognized in OCI	97	(22)
Reclassified to profit or loss / cost of inventory	(137)	(202)
As per 31 December 2017	(60)	(20)
Other hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January 2017	47
Reclassified to profit or loss / cost of inventory	26	47
Deferred tax	2
As per 31 December 2017	$ 76	$ 47